UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jeffrey N. Vinik
           --------------------------------------------------
Address:   260 Franklin Street
           --------------------------------------------------
           Boston, MA  02110
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-6162
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      N.A.
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/Jeffrey N. Vinik         Boston, MA                      2/11/00
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

The Form 13F Information Table attached hereto sets forth only the 'Section 13(f) securities' under management at December 31, 1999 and required to be reported on Form 13F, and may bear no relation to current holdings. All persons are cautioned against taking any investment or other action on the basis of this information. The limited contents of Form 13F can not be used as a basis of determining actual or prospective performance, and any attempt to use such information may be materially misleading.

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     4
                                               -------------

Form 13F Information Table Entry Total:              136
                                               -------------

Form 13F Information Table Value Total:       $    873,604
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number        Name

        1          28-6166                      Michael S. Gordon
     ------           -----------              -----------------------------
        2          28-6164                      Mark D. Hostetter
     ------           -----------              -----------------------------
        3          28-6158                      VGH Partners
     ------           -----------              -----------------------------
        4          28-6160                      Vinik Asset Management, L.P.
     ------           -----------              -----------------------------


                                                                FORM 13F INFORMATION TABLE
VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADC TELECOMMUNICATIONS         COMMON STOCK     000886101    15746   217000 SH       OTHER    1,2,3            0    X            0
D ADC TELECOMMUNICATIONS         COMMON STOCK     000886101    23154   319100 SH       OTHER    1,2,4            0    X            0

D ALTEON WEBSYSTM                COMMON STOCK     02145A109     1623    18500 SH       OTHER    1,2,3            0    X            0
D ALTEON WEBSYSTM                COMMON STOCK     02145A109     2413    27500 SH       OTHER    1,2,4            0    X            0

D ALTERA CORP COM                COMMON STOCK     021441100     1204    24300 SH       OTHER    1,2,3            0    X            0
D ALTERA CORP COM                COMMON STOCK     021441100     1769    35700 SH       OTHER    1,2,4            0    X            0

D AMDOCS LTD COM STK             COMMON STOCK     G02602103     7396   214400 SH       OTHER    1,2,3            0    X            0
D AMDOCS LTD COM STK             COMMON STOCK     G02602103    10905   316100 SH       OTHER    1,2,4            0    X            0

D AMERICREDIT CORP COM           COMMON STOCK     03060R101     6848   370200 SH       OTHER    1,2,3            0    X            0
D AMERICREDIT CORP COM           COMMON STOCK     03060R101    10088   545300 SH       OTHER    1,2,4            0    X            0

D ANCHOR GAMING INC COM          COMMON STOCK     033037102      608    14000 SH       OTHER    1,2,3            0    X            0
D ANCHOR GAMING INC COM          COMMON STOCK     033037102      894    20600 SH       OTHER    1,2,4            0    X            0

D ANHEUSER BUSCH COS INC COM     COMMON STOCK     035229103     7456   105200 SH       OTHER    1,2,3            0    X            0
D ANHEUSER BUSCH COS INC COM     COMMON STOCK     035229103    10971   154800 SH       OTHER    1,2,4            0    X            0

D ANIXTER INTL INC COM           COMMON STOCK     035290105     4958   240400 SH       OTHER    1,2,3            0    X            0
D ANIXTER INTL INC COM           COMMON STOCK     035290105     7309   354400 SH       OTHER    1,2,4            0    X            0

D APEX INC COM STK               COMMON STOCK     037548104     5569   172700 SH       OTHER    1,2,3            0    X            0
D APEX INC COM STK               COMMON STOCK     037548104     8201   254300 SH       OTHER    1,2,4            0    X            0

D ARKANSAS BEST CORP DEL         COMMON STOCK     040790107     2846   237200 SH       OTHER    1,2,3            0    X            0
D ARKANSAS BEST CORP DEL         COMMON STOCK     040790107     4200   350000 SH       OTHER    1,2,4            0    X            0

D AUDIOVOX CORP CLASS A COM STK  COMMON STOCK     050757103     1210    40000 SH       OTHER    1,2,3            0    X            0
D AUDIOVOX CORP CLASS A COM STK  COMMON STOCK     050757103     1778    58800 SH       OTHER    1,2,4            0    X            0


D AVX CORP NEW COM               COMMON STOCK     002444107    27146   543600 SH       OTHER    1,2,3            0    X            0
D AVX CORP NEW COM               COMMON STOCK     002444107    39999   801000 SH       OTHER    1,2,4            0    X            0

D BALLYS TOTAL FITNESS  HOLDINGS COMMON STOCK     05873K108     1817    68100 SH       OTHER    1,2,3            0    X            0
D BALLYS TOTAL FITNESS  HOLDINGS COMMON STOCK     05873K108     2679   100400 SH       OTHER    1,2,4            0    X            0

D BJ'S WHOLESALE CLUB INC COM    COMMON STOCK     05548J106     5734   157100 SH       OTHER    1,2,3            0    X            0
D BJ'S WHOLESALE CLUB INC COM    COMMON STOCK     05548J106     8446   231400 SH       OTHER    1,2,4            0    X            0

D BRINKER INTL INC USD .10 COM   COMMON STOCK     109641100     4820   199800 SH       OTHER    1,2,3            0    X            0
D BRINKER INTL INC USD .10 COM   COMMON STOCK     109641100     7104   294500 SH       OTHER    1,2,4            0    X            0

D BURR BROWN CORP COM            COMMON STOCK     122574106     4345   120300 SH       OTHER    1,2,3            0    X            0
D BURR BROWN CORP COM            COMMON STOCK     122574106     6392   176950 SH       OTHER    1,2,4            0    X            0

D CALLAWAY GOLF CO COM           COMMON STOCK     131193104      178    10100 SH       OTHER    1,2,3            0    X            0
D CALLAWAY GOLF CO COM           COMMON STOCK     131193104      263    14900 SH       OTHER    1,2,4            0    X            0

D CDW COMPUTER CTRS INC          COMMON STOCK     125129106     7445    94700 SH       OTHER    1,2,3            0    X            0
D CDW COMPUTER CTRS INC          COMMON STOCK     125129106    10968   139500 SH       OTHER    1,2,4            0    X            0

D CEC ENTERTAINMENT INC          COMMON STOCK     125137109     4337   153550 SH       OTHER    1,2,3            0    X            0
D CEC ENTERTAINMENT INC          COMMON STOCK     125137109     6376   225700 SH       OTHER    1,2,4            0    X            0

D CHARMING SHOPPES INC COM       COMMON STOCK     161133103      387    58500 SH       OTHER    1,2,3            0    X            0
D CHARMING SHOPPES INC COM       COMMON STOCK     161133103      571    86200 SH       OTHER    1,2,4            0    X            0

D COMMSCOPE INC COM              COMMON STOCK     203372107     2749    68200 SH       OTHER    1,2,3            0    X            0
D COMMSCOPE INC COM              COMMON STOCK     203372107     4039   100200 SH       OTHER    1,2,4            0    X            0

D COORS ADOLPH CO CL B           COMMON STOCK     217016104     6919   131800 SH       OTHER    1,2,3            0    X            0
D COORS ADOLPH CO CL B           COMMON STOCK     217016104    10190   194100 SH       OTHER    1,2,4            0    X            0

D CYTYC CORP COM                 COMMON STOCK     232946103      610    10000 SH       OTHER    1,2,3            0    X            0
D CYTYC CORP COM                 COMMON STOCK     232946103      897    14700 SH       OTHER    1,2,4            0    X            0

D DALLAS SEMICONDUCTOR CORP USD  COMMON STOCK     235204104     3589    55700 SH       OTHER    1,2,3            0    X            0
D DALLAS SEMICONDUCTOR CORP USD  COMMON STOCK     235204104     5296    82200 SH       OTHER    1,2,4            0    X            0

D DARDEN RESTAURANTS INC COM     COMMON STOCK     237194105     1832   101100 SH       OTHER    1,2,3            0    X            0
D DARDEN RESTAURANTS INC COM     COMMON STOCK     237194105     2698   148900 SH       OTHER    1,2,4            0    X            0



D DELTATHREE COM COM STK         COMMON STOCK     24783N102      172     6700 SH       OTHER    1,2,3            0    X            0
D DELTATHREE COM COM STK         COMMON STOCK     24783N102      236     9200 SH       OTHER    1,2,4            0    X            0

D ELECTRO SCIENTIFIC IND INCCOM  COMMON STOCK     285229100      890    12200 SH       OTHER    1,2,3            0    X            0
D ELECTRO SCIENTIFIC IND INCCOM  COMMON STOCK     285229100     1299    17800 SH       OTHER    1,2,4            0    X            0

D EMMIS BROADCASTING CORP        COMMON STOCK     291525103      498     4000 SH       OTHER    1,2,3            0    X            0
D EMMIS BROADCASTING CORP        COMMON STOCK     291525103      735     5900 SH       OTHER    1,2,4            0    X            0

D EXTREME NETWORKS INC USD COM   COMMON STOCK     30226D106      517     6200 SH       OTHER    1,2,3            0    X            0
D EXTREME NETWORKS INC USD COM   COMMON STOCK     30226D106      743     8900 SH       OTHER    1,2,4            0    X            0

D FEDERATED DEPT. STORES INC DEL COMMON STOCK     31410H101     2821    55800 SH       OTHER    1,2,3            0    X            0
D FEDERATED DEPT. STORES INC DEL COMMON STOCK     31410H101     4156    82200 SH       OTHER    1,2,4            0    X            0

D FOREST LABS INC COM            COMMON STOCK     345838106    13067   212700 SH       OTHER    1,2,3            0    X            0
D FOREST LABS INC COM            COMMON STOCK     345838106    19248   313300 SH       OTHER    1,2,4            0    X            0

D GUESS ? INC COM                COMMON STOCK     401617105    11738   539700 SH       OTHER    1,2,3            0    X            0
D GUESS ? INC COM                COMMON STOCK     401617105    17282   794600 SH       OTHER    1,2,4            0    X            0

D INFINITY BROADCASTING CORP     COMMON STOCK     45662S102    10791   298200 SH       OTHER    1,2,3            0    X            0
D INFINITY BROADCASTING CORP     COMMON STOCK     45662S102    15893   439200 SH       OTHER    1,2,4            0    X            0

D INFOCUS SYSTEMS INC USD NPV CO COMMON STOCK     452919103     1576    68000 SH       OTHER    1,2,3            0    X            0
D INFOCUS SYSTEMS INC USD NPV CO COMMON STOCK     452919103     2321   100100 SH       OTHER    1,2,4            0    X            0

D INSIGHT ENTERPRISES INC, COM   COMMON STOCK     45765U103    10371   255300 SH       OTHER    1,2,3            0    X            0
D INSIGHT ENTERPRISES INC, COM   COMMON STOCK     45765U103    15311   376900 SH       OTHER    1,2,4            0    X            0

D JABIL CIRCUIT INC COM          COMMON STOCK     466313103     2518    34500 SH       OTHER    1,2,3            0    X            0
D JABIL CIRCUIT INC COM          COMMON STOCK     466313103     3686    50500 SH       OTHER    1,2,4            0    X            0

D KEMET CORP COM                 COMMON STOCK     488360108    35211   781400 SH       OTHER    1,2,3            0    X            0
D KEMET CORP COM                 COMMON STOCK     488360108    51848  1150600 SH       OTHER    1,2,4            0    X            0

D KONINKLIJKE PHILIPS ELECTRONIC ADRS STOCKS      500472204     2740    20300 SH       OTHER    1,2,3            0    X            0
D KONINKLIJKE PHILIPS ELECTRONIC ADRS STOCKS      500472204     4063    30100 SH       OTHER    1,2,4            0    X            0

D LANDSTAR SYSTEM INC COM        COMMON STOCK     515098101     7903   184600 SH       OTHER    1,2,3            0    X            0
D LANDSTAR SYSTEM INC COM        COMMON STOCK     515098101    11615   271300 SH       OTHER    1,2,4            0    X            0



D MICROCHIP TECH INC COM         COMMON STOCK     595017104    10272   150100 SH       OTHER    1,2,3            0    X            0
D MICROCHIP TECH INC COM         COMMON STOCK     595017104    15131   221100 SH       OTHER    1,2,4            0    X            0

D MIRAGE RESORTS INC             COMMON STOCK     60462E104     6284   415500 SH       OTHER    1,2,3            0    X            0
D MIRAGE RESORTS INC             COMMON STOCK     60462E104     9259   612200 SH       OTHER    1,2,4            0    X            0

D MOBILE MINI INC COM            COMMON STOCK     60740F105     2220   103300 SH       OTHER    1,2,3            0    X            0
D MOBILE MINI INC COM            COMMON STOCK     60740F105     3261   151700 SH       OTHER    1,2,4            0    X            0

D NETWORK APPLIANCE INC COM      COMMON STOCK     64120L104      149     1800 SH       OTHER    1,2,3            0    X            0
D NETWORK APPLIANCE INC COM      COMMON STOCK     64120L104      215     2600 SH       OTHER    1,2,4            0    X            0

D NOKIA CORP ADS SHRS EACH       ADRS STOCKS      654902204     1547     8100 SH       OTHER    1,2,3            0    X            0
D NOKIA CORP ADS SHRS EACH       ADRS STOCKS      654902204     2273    11900 SH       OTHER    1,2,4            0    X            0

D PC CONNECTION INC COM STK      COMMON STOCK     69318J100      558    16200 SH       OTHER    1,2,3            0    X            0
D PC CONNECTION INC COM STK      COMMON STOCK     69318J100      821    23800 SH       OTHER    1,2,4            0    X            0

D PHOTON DYNAMICS INC COM        COMMON STOCK     719364101     3778    97500 SH       OTHER    1,2,3            0    X            0
D PHOTON DYNAMICS INC COM        COMMON STOCK     719364101     5576   143900 SH       OTHER    1,2,4            0    X            0

D POLYCOM INC COM                COMMON STOCK     73172K104     3859    60600 SH       OTHER    1,2,3            0    X            0
D POLYCOM INC COM                COMMON STOCK     73172K104     5693    89400 SH       OTHER    1,2,4            0    X            0

D QLOGIC CORP COM                COMMON STOCK     747277101      143      900 SH       OTHER    1,2,3            0    X            0
D QLOGIC CORP COM                COMMON STOCK     747277101      223     1400 SH       OTHER    1,2,4            0    X            0

D RARE HOSPITALITY INTL INC      COMMON STOCK     753820109     1889    87300 SH       OTHER    1,2,3            0    X            0
D RARE HOSPITALITY INTL INC      COMMON STOCK     753820109     2785   128700 SH       OTHER    1,2,4            0    X            0

D ROADWAY EXPRESS INC COM        COMMON STOCK     769742107     1557    72000 SH       OTHER    1,2,3            0    X            0
D ROADWAY EXPRESS INC COM        COMMON STOCK     769742107     2296   106200 SH       OTHER    1,2,4            0    X            0

D RUBY TUESDAY INC COM           COMMON STOCK     781182100     1987   109300 SH       OTHER    1,2,3            0    X            0
D RUBY TUESDAY INC COM           COMMON STOCK     781182100     2926   160900 SH       OTHER    1,2,4            0    X            0

D RYANS FAMILY STEAK HOUSES INC  COMMON STOCK     783519101     3074   361700 SH       OTHER    1,2,3            0    X            0
D RYANS FAMILY STEAK HOUSES INC  COMMON STOCK     783519101     4518   531600 SH       OTHER    1,2,4            0    X            0

D SALTON MAXIM HOUSEWARES        COMMON STOCK     795757103     1882    56300 SH       OTHER    1,2,3            0    X            0
D SALTON MAXIM HOUSEWARES        COMMON STOCK     795757103     2782    83200 SH       OTHER    1,2,4            0    X            0


D SANDISK CORP COM               COMMON STOCK     80004C101    19596   203600 SH       OTHER    1,2,3            0    X            0
D SANDISK CORP COM               COMMON STOCK     80004C101    28884   300100 SH       OTHER    1,2,4            0    X            0

D SCI SYSTEMS INC                COMMON STOCK     783890106    16347   198900 SH       OTHER    1,2,3            0    X            0
D SCI SYSTEMS INC                COMMON STOCK     783890106    24122   293500 SH       OTHER    1,2,4            0    X            0

D SCIENTIFIC-ATLANTA             COMMON STOCK     808655104     2760    49400 SH       OTHER    1,2,3            0    X            0
D SCIENTIFIC-ATLANTA             COMMON STOCK     808655104     4056    72600 SH       OTHER    1,2,4            0    X            0

D TENET HEALTHCARE CORP COM      COMMON STOCK     88033G100     5212   221800 SH       OTHER    1,2,3            0    X            0
D TENET HEALTHCARE CORP COM      COMMON STOCK     88033G100     7689   327200 SH       OTHER    1,2,4            0    X            0

D TENFOLD CORP COM               COMMON STOCK     88033A103     1701    42600 SH       OTHER    1,2,3            0    X            0
D TENFOLD CORP COM               COMMON STOCK     88033A103     2496    62500 SH       OTHER    1,2,4            0    X            0

D TIMES MIRROR CO COM NPV CL A   COMMON STOCK     887364107     2807    41900 SH       OTHER    1,2,3            0    X            0
D TIMES MIRROR CO COM NPV CL A   COMMON STOCK     887364107     4147    61900 SH       OTHER    1,2,4            0    X            0

D TOO INC COM                    COMMON STOCK     890333107      348    20200 SH       OTHER    1,2,3            0    X            0
D TOO INC COM                    COMMON STOCK     890333107      514    29800 SH       OTHER    1,2,4            0    X            0

D TRIQUINT SEMICONDUCTOR INC     COMMON STOCK     89674K103      233     2100 SH       OTHER    1,2,3            0    X            0
D TRIQUINT SEMICONDUCTOR INC     COMMON STOCK     89674K103      339     3050 SH       OTHER    1,2,4            0    X            0

D TSI INTERNATIOAL SOFTWARE LTD  COMMON STOCK     872879101      911    16100 SH       OTHER    1,2,3            0    X            0
D TSI INTERNATIOAL SOFTWARE LTD  COMMON STOCK     872879101     1353    23900 SH       OTHER    1,2,4            0    X            0

D TYCO INTERNATIONAL LTD COM     COMMON STOCK     902124106     2765    70900 SH       OTHER    1,2,3            0    X            0
D TYCO INTERNATIONAL LTD COM     COMMON STOCK     902124106     4075   104500 SH       OTHER    1,2,4            0    X            0

D UNITED HEALTHCARE CORP COM     COMMON STOCK     910581107     9105   171400 SH       OTHER    1,2,3            0    X            0
D UNITED HEALTHCARE CORP COM     COMMON STOCK     910581107    13414   252500 SH       OTHER    1,2,4            0    X            0

D URS CORP NEW COM               COMMON STOCK     903236107      147     6800 SH       OTHER    1,2,3            0    X            0
D URS CORP NEW COM               COMMON STOCK     903236107      219    10100 SH       OTHER    1,2,4            0    X            0

D USFREIGHTWAYS CORP COM         COMMON STOCK     916906100    12461   260300 SH       OTHER    1,2,3            0    X            0
D USFREIGHTWAYS CORP COM         COMMON STOCK     916906100    18321   382700 SH       OTHER    1,2,4            0    X            0

D VISHAY INTERTECHNLGY           COMMON STOCK     928298108     8086   255700 SH       OTHER    1,2,3            0    X            0
D VISHAY INTERTECHNLGY           COMMON STOCK     928298108    11906   376500 SH       OTHER    1,2,4            0    X            0


D WENDYS INTL INC COM            COMMON STOCK     950590109     3400   163400 SH       OTHER    1,2,3            0    X            0
D WENDYS INTL INC COM            COMMON STOCK     950590109     5011   240800 SH       OTHER    1,2,4            0    X            0
